Note 6 - Other Assets - Other Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance – beginning of year	$ 659
Purchased	68	970
Used	(105)	(311)
Balance – end of year	622	659
Current other asset	65	104
Other asset	$ 557	$ 555